Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Investees [Line Items]
Bad debt expenses	$ 1,176	$ 1,723	$ 1,373
Percentage of decline in fair value of financial assets	20.00%
Revenues from training services, terms	3 months
Severance expenses	$ 37,218	$ 30,318	$ 37,313
Sapiens [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, only one financial institution held more than 5% of the voting rights at the general meeting (representing 5.4%). There is no evidence that any shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2015 to 2019, Sapiens’ general meetings were attended by shareholders representing in total between 70% and 80% of the total voting power, including the Company’s share power. Bearing in mind that the Company presently holds approximately 47.91% of total voting right, this means that the level of activity of Sapiens’ other shareholders is relatively moderate or low. As of December 31, 2019, the attendance from shareholders would have to be higher than 95.8% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Sapiens’ board of directors is composed of 6 members, 4 of whom are independent directors, and one being Formula’s chief executive officer who serves as the chairman of Sapiens board of directors. For the last 9 years, the Company has consistently reappointed the same members of the board of directors.
Magic [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, as of December 31, 2019, there were just three financial institutions holding more than 5% of Magic Software’s voting power (representing 8.7%, 7.4% and 6.0% of the votes). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2015 to 2019, Magic Software’s general meetings were attended by shareholders representing not more than 77% of total voting rights. Bearing in mind that the Company presently holds approximately 45.34% of total voting right, this means that the level of activity of Magic Software’s other shareholders is relatively moderate or low. As of December 31, 2019, the attendance by shareholders would have to be higher than 90.7% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Magic Software’s board of directors is composed of 5 members, 3 of whom are independent directors, and one being Formula chief executive officer who also serves as Magic Software chief executive officer. In recent years, the Company has consistently reappointed mostly the same members of the board of directors.
Matrix [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, as of December 31, 2019 there was just one financial institution holding more than 5% of Matrix’s voting power (8.4% of the votes). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years (i.e., 2015-2019), Matrix’s general meetings were attended by shareholders representing not more than between 75% and 82% of total voting rights, including the Company’s share power. Bearing in mind that the Company presently holds approximately 48.88% of total voting power, this means that the level of activity of Matrix’s other shareholders is relatively moderate or low. As of December 31, 2019, the attendance by shareholders would have to be higher than 97.8% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Matrix’s board of directors is composed of 5 members, 3 of whom are independent directors, and one being Formula’s chief executive officer who serves as the chairman of Matrix board of directors. For the last 5 years (i.e., 2015-2019), the Company has consistently reappointed mostly the same members of the board of directors.
Computer software [member]
Disclosure Of Information About Investees [Line Items]
Useful life of intangible assets, years	5-7 years